Finance Expense - Summary of Finance Cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance expense arising on:
Financial liabilities at amortised cost	£ (813)	£ (832)	£ (677)
Derivatives at fair value through profit or loss	(7)	(6)	(38)
Net losses arising from: Financial instruments mandatorily measured at fair value through profit or loss	353	(425)	55
Retranslation of loan	(357)	424	(52)
Reclassification of hedges from other comprehensive income	(2)	(2)	(2)
Unwinding of discounts on provisions	(3)	(8)	(15)
Finance expense arising on lease liabilities	(40)	(39)	(2)
Other finance expense	(23)	(24)	(67)
Finance Costs	£ (892)	£ (912)	£ (798)